Schedule of Investments (unaudited) April 30, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.4%

Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.	232	$51,639
Textron, Inc.	1,364	72,292

		123,931

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	937	74,417

Airlines — 1.0%
Delta Air Lines, Inc.	953	55,550
Southwest Airlines Co.	766	41,540
United Continental Holdings, Inc.(a)	367	32,612

		129,702

Auto Components — 1.2%
Autoliv, Inc.	480	37,675
BorgWarner, Inc.	1,117	46,657
Goodyear Tire & Rubber Co.	1,264	24,282
Lear Corp.	352	50,336

		158,950

Banks — 1.0%
East West Bancorp, Inc.	778	40,051
Regions Financial Corp.	5,979	92,854

		132,905

Biotechnology — 0.2%
United Therapeutics Corp.(a)	234	24,001

Building Products — 0.2%
Owens Corning	590	30,249

Capital Markets — 2.5%
Eaton Vance Corp.	632	26,272
Franklin Resources, Inc.	1,694	58,596
Raymond James Financial, Inc.	697	63,824
SEI Investments Co.	734	39,966
T. Rowe Price Group, Inc.	1,322	142,115

		330,773

Chemicals — 2.6%
Celanese Corp.	737	79,515
Eastman Chemical Co.	773	60,974
LyondellBasell Industries NV, Class A	1,787	157,667
Mosaic Co.	2,017	52,664

		350,820

Commercial Services & Supplies — 0.2%
Rollins, Inc.	784	30,317

Communications Equipment — 1.7%
F5 Networks, Inc.(a)	333	52,248
Juniper Networks, Inc.	1,899	52,735
Motorola Solutions, Inc.	877	127,086

		232,069

Security	Shares	Value

Construction & Engineering — 0.6%
Fluor Corp.	749	$29,758
Jacobs Engineering Group, Inc.	683	53,233

		82,991

Consumer Finance — 0.5%
Ally Financial, Inc.	2,278	67,679

Containers & Packaging — 0.8%
Avery Dennison Corp.	468	51,784
Packaging Corp. of America	521	51,663

		103,447

Diversified Consumer Services — 0.2%
H&R Block, Inc.	1,106	30,094

Diversified Financial Services — 0.2%
AXA Equitable Holdings, Inc.	1,282	29,089

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	10,142	313,996

Electric Utilities — 3.1%
Evergy, Inc.	814	47,066
Exelon Corp.	5,239	266,927
OGE Energy Corp.	1,068	45,219
Pinnacle West Capital Corp.	601	57,257

		416,469

Electrical Equipment — 1.5%
Eaton Corp. PLC	2,349	194,544

Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.(a)	469	39,635
CDW Corp.	817	86,275
Flex Ltd.(a)	2,838	31,332
FLIR Systems, Inc.	738	39,070
TE Connectivity Ltd.	1,888	180,587
Trimble, Inc.(a)	1,338	54,617

		431,516

Entertainment — 0.4%
Viacom, Inc., Class B	1,947	56,288

Equity Real Estate Investment Trusts (REITs) — 4.1%
Camden Property Trust	499	50,224
Host Hotels & Resorts, Inc.	4,049	77,903
Kimco Realty Corp.	2,245	39,040
Liberty Property Trust	792	39,315
National Retail Properties, Inc.	840	44,201
Public Storage	850	188,003
SL Green Realty Corp.	479	42,315
WP Carey, Inc.	866	68,691

		549,692

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 1.4%
Kroger Co.	4,319	$111,344
Walmart, Inc.	687	70,651

		181,995

Food Products — 2.2%
Archer-Daniels-Midland Co.	3,034	135,317
Bunge Ltd.	752	39,412
Ingredion, Inc.	395	37,426
J.M. Smucker Co.	612	75,050

		287,205

Gas Utilities — 0.8%
Atmos Energy Corp.	598	61,199
UGI Corp.	952	51,894

		113,093

Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)(b)	413	134,093
Cooper Cos., Inc.	265	76,829
ResMed, Inc.	778	81,308
Varian Medical Systems, Inc.(a)	493	67,132

		359,362

Health Care Providers & Services — 8.8%
Anthem, Inc.	1,051	276,445
Cigna Corp.(a)	2,037	323,557
HCA Healthcare, Inc.	1,497	190,463
Humana, Inc.	746	190,536
Quest Diagnostics, Inc.	751	72,381
Universal Health Services, Inc., Class B	463	58,741
WellCare Health Plans, Inc.(a)	221	57,095

		1,169,218

Health Care Technology — 0.8%
Cerner Corp.(a)	1,605	106,652

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	1,942	106,538
Royal Caribbean Cruises Ltd.	285	34,468

		141,006

Household Durables — 0.4%
Garmin Ltd.	612	52,473

Insurance — 5.9%
Aflac, Inc.	4,165	209,833
Alleghany Corp.(a)	81	53,207
Athene Holding Ltd., Class A(a)	637	28,767
Fidelity National Financial, Inc.	1,473	58,846
Lincoln National Corp.	1,166	77,796
Loews Corp.	1,459	74,832

Security	Shares	Value

Insurance (continued)
Principal Financial Group, Inc.	1,536	$87,798
Reinsurance Group of America, Inc.	345	52,271
Torchmark Corp.	582	51,018
Unum Group	1,201	44,341
W.R. Berkley Corp.	751	46,036

		784,745

Interactive Media & Services — 0.7%
IAC/InterActiveCorp(a)	419	94,208

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(a)	55	105,958
TripAdvisor, Inc.(a)(b)	568	30,235

		136,193

IT Services — 3.4%
Accenture PLC, Class A	67	12,239
Akamai Technologies, Inc.(a)	931	74,536
Broadridge Financial Solutions, Inc.	626	73,949
DXC Technology Co.	1,520	99,925
Jack Henry & Associates, Inc.	413	61,562
Mastercard, Inc., Class A	535	136,018

		458,229

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,728	135,648

Machinery — 3.0%
Cummins, Inc.	841	139,850
IDEX Corp.	421	65,954
PACCAR, Inc.	1,900	136,173
Snap-on, Inc.	311	52,335

		394,312

Media — 0.9%
Discovery, Inc., Class A(a)(b)	868	26,821
Discovery, Inc., Class C(a)	1,631	46,908
Interpublic Group of Cos., Inc.	2,052	47,196

		120,925

Metals & Mining — 0.7%
Nucor Corp.	1,707	97,418

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	2,246	39,956

Multi-Utilities — 3.0%
Ameren Corp.	1,322	96,202
Consolidated Edison, Inc.	1,684	145,093
Public Service Enterprise Group, Inc.	2,740	163,441

		404,736

Multiline Retail — 2.6%
Kohl’s Corp.	918	65,270
Macy’s, Inc.	1,636	38,511
Nordstrom, Inc.	629	25,802
Target Corp.	2,714	210,118

		339,701

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor USA Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.2%
Apache Corp.	2,054	$67,597
Cimarex Energy Co.	510	35,017
Continental Resources, Inc.(a)(b)	504	23,179
HollyFrontier Corp.	893	42,623
Marathon Petroleum Corp.	3,742	227,775
Phillips 66	2,393	225,588
Valero Energy Corp.	2,316	209,969

		831,748

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.	2,223	103,214

Professional Services — 0.6%
ManpowerGroup, Inc.	348	33,422
Robert Half International, Inc.	655	40,669

		74,091

Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(a)	1,748	91,018
Jones Lang LaSalle, Inc.	250	38,643

		129,661

Road & Rail — 3.3%
AMERCO	47	17,539
Kansas City Southern	548	67,481
Norfolk Southern Corp.	1,519	309,906
Old Dominion Freight Line, Inc.	330	49,262

		444,188

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	3,512	179,252
Micron Technology, Inc.(a)	6,276	263,969
Skyworks Solutions, Inc.	976	86,064

		529,285

Software — 5.3%
ANSYS, Inc.(a)	460	90,068
Intuit, Inc.	1,320	331,399
Microsoft Corp.	1,457	190,284
Synopsys, Inc.(a)	805	97,470

		709,221

Specialty Retail — 1.5%
Best Buy Co., Inc.	1,365	101,570
Gap, Inc.	1,237	32,261
Tractor Supply Co.	654	67,689

		201,520

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	1,186	$237,995
Hewlett Packard Enterprise Co.	8,019	126,780
NetApp, Inc.	1,404	102,281
Seagate Technology PLC	1,497	72,335
Xerox Corp.	1,231	41,066

		580,457

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	798	35,176
Lululemon Athletica, Inc.(a)	535	94,347
Ralph Lauren Corp.	306	40,264

		169,787

Trading Companies & Distributors — 1.0%
United Rentals, Inc.(a)	453	63,837
W.W. Grainger, Inc.	259	73,038

		136,875

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)	4,354	24,295

Total Common Stocks — 99.4% (Cost — $11,328,422)		13,245,356

Investment Companies — 0.4%

Equity Fund — 0.4%
iShares Edge MSCI Multifactor USA ETF(e)	1,741	55,677

Total Investment Companies — 0.4% (Cost — $54,470)		55,677

Total Long-Term Investments — 99.8% (Cost — $11,382,892)		13,301,033

Short-Term Securities — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	180,506	180,579
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	43,540	43,540

Total Short-Term Securities — 1.7% (Cost — $224,119)		224,119

Total Investments — 101.5% (Cost — $11,607,011)		13,525,152

Liabilities in Excess of Other Assets — (1.5)%		(204,284)

Net Assets — 100.0%		$13,320,868

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor USA Index Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	50,295	130,211	(b)	—		180,506	$180,579	$187	(c)	$22	$(5)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,790	—		(12,250	)(d)	43,540	43,540	918		—	—
iShares Edge MSCI Multifactor USA ETF	1,546	23,758		(23,563)		1,741	55,677	2,475		2,814	104

							$279,796	$3,580		$2,836	$99

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents net shares sold.

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF      Exchange-Traded Fund

MSCI    Morgan Stanley Capital International

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor USA Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$13,245,356	$—	$—	$13,245,356
Investment Companies	55,677	—	—	55,677
Short-Term Securities	224,119	—	—	224,119

	$13,525,152	$—	$—	$13,525,152

(a)	See above Schedule of Investments for values in each sector.

5